Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statement of Income
	For the Year Ended December 31, 2013
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated

Sales	$—	$2,356	$6,058	$—	$8,414

Costs and expenses
Costs applicable to sales (1)	—	1,151	4,148	—	5,299
Amortization	—	223	1,139	—	1,362
Reclamation and remediation	—	9	72	—	81
Exploration	—	46	201	—	247
Advanced projects, research and development	—	45	177	—	222
General and administrative	—	101	102	—	203
Write-down of property, plant and mine development	—	—	4,352	—	4,352
Other expense, net	—	69	231	—	300

	—	1,644	10,422	—	12,066

Other income (expense)
Other income, net	(4)	15	338	—	349
Interest income - intercompany	144	23	21	(188)	—
Interest expense - intercompany	(9)	—	(179)	188	—
Interest expense, net	(291)	(10)	(2)	—	(303)

	(160)	28	178	—	46

Income (loss) before income and mining tax and other items	(160)	740	(4,186)	—	(3,606)
Income and mining tax benefit (expense)	56	(224)	923	—	755
Equity loss of affiliates	(2,430)	(252)	(334)	3,011	(5)

Income (loss) from continuing operations	(2,534)	264	(3,597)	3,011	(2,856)
Income from discontinued operations	—	—	61	—	61

Net income (loss)	(2,534)	264	(3,536)	3,011	(2,795)

Net loss attributable to noncontrolling interests	—	—	478	(217)	261

Net income (loss) attributable to Newmont stockholders	$(2,534)	$264	$(3,058)	$2,794	$(2,534)

Comprehensive income (loss)	$(3,206)	$409	$(4,363)	$3,694	$(3,466)
Comprehensive loss attributable to noncontrolling interests	—	—	477	(217)	260

Comprehensive income (loss) attributable to Newmont stockholders	$(3,206)	$409	$(3,886)	$3,477	$(3,206)

(1)	Excludes Amortization and Reclamation and remediation.

	For the Year Ended December 31, 2012
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated

Sales	$—	$2,726	$7,238	$—	$9,964

Costs and expenses
Costs applicable to sales (1)	—	1,094	3,240	—	4,334
Amortization	—	196	836	—	1,032
Reclamation and remediation	—	9	87	—	96
Exploration	—	86	270	—	356
Advanced projects, research and development	—	48	300	—	348
General and administrative	—	122	90	—	212
Write-down of property, plant and mine development	—	—	52	—	52
Other expense, net	—	48	401	—	449

	—	1,603	5,276	—	6,879

Other income (expense)
Other income, net	2	25	251	—	278
Interest income - intercompany	174	29	21	(224)	—
Interest expense - intercompany	(15)	—	(209)	224	—
Interest expense, net	(245)	(6)	2	—	(249)

	(84)	48	65	—	29

Income (loss) before income and mining tax and other items	(84)	1,171	2,027	—	3,114
Income and mining tax benefit (expense)	29	(316)	(589)	—	(876)
Equity income of affiliates	1,857	432	229	(2,569)	(51)

Income from continuing operations	1,802	1,287	1,667	(2,569)	2,187
Loss from discontinued operations	—	—	(76)	—	(76)

Net income	1,802	1,287	1,591	(2,569)	2,111
Net income attributable to noncontrolling interests	—	—	(443)	134	(309)

Net income attributable to Newmont stockholders	$1,802	$1,287	$1,148	$(2,435)	$1,802

Comprehensive income	$1,640	$1,210	$1,421	$(2,321)	$1,950
Comprehensive income attributable to noncontrolling interests	—	—	(444)	134	(310)

Comprehensive income attributable to Newmont stockholders	$1,640	$1,210	$977	$(2,187)	$1,640

(1)	Excludes Amortization and Reclamation and remediation.

	For the Year Ended December 31, 2011
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated

Sales	$—	$2,540	$7,901	$—	$10,441

Costs and expenses
Costs applicable to sales (1)	—	1,086	2,887	—	3,973
Amortization	—	214	822	—	1,036
Reclamation and remediation	—	18	102	—	120
Exploration	—	89	261	—	350
Advanced projects, research and development	—	44	329	—	373
General and administrative	—	89	109	—	198
Write-down of property, plant and mine development	—	2	2,082	—	2,084
Other expense, net	—	39	226	—	265

	—	1,581	6,818	—	8,399

Other income (expense)
Other income, net	(166)	14	164	—	12
Interest income - intercompany	152	25	23	(200)	—
Interest expense - intercompany	(19)	—	(181)	200	—
Interest expense, net	(232)	(8)	(4)	—	(244)

	(265)	31	2	—	(232)

Income (loss) before income and mining tax and other items	(265)	990	1,085	—	1,810
Income and mining tax benefit (expense)	199	(263)	(683)	—	(747)
Equity income of affiliates	398	372	278	(1,037)	11

Income from continuing operations	332	1,099	680	(1,037)	1,074
Loss from discontinued operations	—	—	(136)	—	(136)

Net income	332	1,099	544	(1,037)	938
Net income attributable to noncontrolling interests	—	—	(714)	108	(606)

Net income (loss) attributable to Newmont stockholders	$332	$1,099	$(170)	$(929)	$332

Comprehensive income (loss)	$(124)	$985	$481	$(860)	$482
Comprehensive income attributable to noncontrolling interests	—	—	(714)	108	(606)

Comprehensive income (loss) attributable to Newmont stockholders	$(124)	$985	$(233)	$(752)	$(124)

(1)	Excludes Amortization and Reclamation and remediation.

	For the Year Ended December 31, 2013
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented

Sales	$—	$—	$—	$2,264	$92	$2,356	$6,058	$—	$6,058	$—	$—	$—

Costs and expenses
Costs applicable to sales	—	—	—	1,059	92	1,151	4,127	21	4,148	—	—	—
Amortization	—	—	—	223	—	223	1,139	—	1,139	—	—	—
Reclamation and remediation	—	—	—	9	—	9	72	—	72	—	—	—
Exploration	—	—	—	46	—	46	201	—	201	—	—	—
Advanced projects, research and development	—	—	—	45	—	45	177	—	177	—	—	—
General and administrative	—	—	—	101	—	101	102	—	102	—	—	—
Write-down of property, plant and mine development	—	—	—	—	—	—	4,352	—	4,352	—	—	—
Other expense, net	—	—	—	69	—	69	231	—	231	—	—	—

	—	—	—	1,552	92	1,644	10,401	21	10,422	—	—	—

Other income (expense)
Other income, net	(4)	—	(4)	15	—	15	338	—	338	—	—	—
Interest income - intercompany	144	—	144	23	—	23	21	—	21	(188)	—	(188)
Interest expense - intercompany	(9)	—	(9)	—	—	—	(179)	—	(179)	188	—	188
Interest expense, net	(291)	—	(291)	(10)	—	(10)	(2)	—	(2)	—	—	—

	(160)	—	(160)	28	—	28	178	—	178	—	—	—

Income (loss) before income and mining tax and other items	(160)	—	(160)	740	—	740	(4,165)	(21)	(4,186)	—	—	—
Income and mining tax benefit (expense)	56	—	56	(224)	—	(224)	981	(58)	923	—	—	—
Equity income (loss) of affiliates	(2,358)	(72)	(2,430)	(180)	(72)	(252)	(321)	(13)	(334)	2,854	157	3,011

Income from continuing operations	(2,462)	(72)	(2,534)	336	(72)	264	(3,505)	(92)	(3,597)	2,854	157	3,011
Loss from discontinued operations	—	—	—	—	—	—	61	—	61	—	—	—

Net income	(2,462)	(72)	(2,534)	336	(72)	264	(3,444)	(92)	(3,536)	2,854	157	3,011
Net income attributable to noncontrolling interests	—	—	—	—	—	—	464	14	478	(210)	(7)	(217)

Net income attributable to Newmont stockholders	$(2,462)	$(72)	$(2,534)	$336	$(72)	$264	$(2,980)	$(78)	$(3,058)	$2,644	$150	$2,794

Comprehensive income	$(3,134)	$(72)	$(3,206)	$481	$(72)	$409	$(4,271)	$(92)	$(4,363)	$3,537	$157	$3,694
Comprehensive income attributable to noncontrolling interests	—	—	—	—	—	—	463	14	477	(210)	(7)	(217)

Comprehensive income attributable to Newmont stockholders	$(3,134)	$(72)	$(3,206)	$481	$(72)	$409	$(3,808)	$(78)	$(3,886)	$3,327	$150	$3,477

	For the Year Ended December 31, 2012
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented

Sales	$—	$—	$—	$2,375	$351	$2,726	$7,493	$(255)	$7,238	$—	$—	$—

Costs and expenses
Costs applicable to sales	—	—	—	967	127	1,094	3,271	(31)	3,240	—	—	—
Amortization	—	—	—	171	25	196	861	(25)	836	—	—	—
Reclamation and remediation	—	—	—	6	3	9	90	(3)	87	—	—	—
Exploration	—	—	—	71	15	86	285	(15)	270	—	—	—
Advanced projects, research and development	—	—	—	43	5	48	305	(5)	300	—	—	—
General and administrative	—	—	—	122	—	122	90	—	90	—	—	—
Write-down of property, plant and mine development	—	—	—	—	—	—	52	—	52	—	—	—
Other expense, net	—	—	—	45	3	48	404	(3)	401	—	—	—

	—	—	—	1,425	178	1,603	5,358	(82)	5,276	—	—	—

Other income (expense)
Other income, net	2	—	2	25	—	25	251	—	251	—	—	—
Interest income - intercompany	174	—	174	29	—	29	(8)	29	21	(195)	(29)	(224)
Interest expense - intercompany	(15)	—	(15)	—	—	—	(180)	(29)	(209)	195	29	224
Interest expense, net	(245)	—	(245)	(6)	—	(6)	2	—	2	—	—	—

	(84)	—	(84)	48	—	48	65	—	65	—	—	—

Income (loss) before income and mining tax and other items	(84)	—	(84)	998	173	1,171	2,200	(173)	2,027	—	—	—
Income and mining tax benefit (expense)	29	—	29	(268)	(48)	(316)	(630)	41	(589)	—	—	—
Equity income (loss) of affiliates	1,864	(7)	1,857	616	(184)	432	229	—	229	(2,760)	191	(2,569)

Income from continuing operations	1,809	(7)	1,802	1,346	(59)	1,287	1,799	(132)	1,667	(2,760)	191	(2,569)
Loss from discontinued operations	—	—	—	—	—	—	(76)	—	(76)	—	—	—

Net income	1,809	(7)	1,802	1,346	(59)	1,287	1,723	(132)	1,591	(2,760)	191	(2,569)
Net income attributable to noncontrolling interests	—	—	—	—	—	—	(443)	—	(443)	134	—	134

Net income attributable to Newmont stockholders	$1,809	$(7)	$1,802	$1,346	$(59)	$1,287	$1,280	$(132)	$1,148	$(2,626)	$191	$(2,435)

Comprehensive income	$1,647	$(7)	$1,640	$1,269	$(59)	$1,210	$1,553	$(132)	$1,421	$(2,512)	$191	$(2,321)
Comprehensive income attributable to noncontrolling interests	—	—	—	—	—	—	(444)	—	(444)	134	—	134

Comprehensive income attributable to Newmont stockholders	$1,647	$(7)	$1,640	$1,269	$(59)	$1,210	$1,109	$(132)	$977	$(2,378)	$191	$(2,187)

	For the Year Ended December 31, 2011
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented	As Previously Presented	Change	As Currently Presented

Sales	$—	$—	$—	$2,142	$398	$2,540	$8,216	$(315)	$7,901	$—	$—	$—

Costs and expenses
Costs applicable to sales	—	—	—	972	114	1,086	2,918	(31)	2,887	—	—	—
Amortization	—	—	—	184	30	214	853	(31)	822	(1)	1	—
Reclamation and remediation	—	—	—	15	3	18	105	(3)	102	—	—	—
Exploration	—	—	—	89	—	89	261	—	261	—	—	—
Advanced projects, research and development	—	—	—	44	—	44	330	(1)	329	(1)	1	—
General and administrative	—	—	—	89	—	89	109	—	109	—	—	—
Write-down of property, plant and mine development	—	—	—	2	—	2	2,082	—	2,082	—	—	—
Other expense, net	—	—	—	39	—	39	224	2	226	2	(2)	—

	—	—	—	1,434	147	1,581	6,882	(64)	6,818	—	—	—

Other income (expense)
Other income, net	(166)	—	(166)	14	—	14	164	—	164	—	—	—
Interest income - intercompany	152	—	152	25	—	25	(2)	25	23	(175)	(25)	(200)
Interest expense - intercompany	(19)	—	(19)	—	—	—	(156)	(25)	(181)	175	25	200
Interest expense, net	(232)	—	(232)	(8)	—	(8)	(4)	—	(4)	—	—	—

	(265)	—	(265)	31	—	31	2	—	2	—	—	—

Income (loss) before income and mining tax and other items	(265)	—	(265)	739	251	990	1,336	(251)	1,085	—	—	—
Income and mining tax benefit (expense)	199	—	199	(196)	(67)	(263)	(716)	33	(683)	—	—	—
Equity income (loss) of affiliates	432	(34)	398	664	(292)	372	285	(7)	278	(1,370)	333	(1,037)

Income from continuing operations	366	(34)	332	1,207	(108)	1,099	905	(225)	680	(1,370)	333	(1,037)
Loss from discontinued operations	—	—	—	—	—	—	(136)	—	(136)	—	—	—

Net income	366	(34)	332	1,207	(108)	1,099	769	(225)	544	(1,370)	333	(1,037)
Net income attributable to noncontrolling interests	—	—	—	—	—	—	(718)	4	(714)	112	(4)	108

Net income attributable to Newmont stockholders	$366	$(34)	$332	$1,207	$(108)	$1,099	$51	$(221)	$(170)	$(1,258)	$329	$(929)

Comprehensive income	$(90)	$(34)	$(124)	$1,093	$(108)	$985	$706	$(225)	$481	$(1,193)	$333	$(860)
Comprehensive income attributable to noncontrolling interests	—	—	—	—	—	—	(718)	4	(714)	112	(4)	108

Comprehensive income attributable to Newmont stockholders	$(90)	$(34)	$(124)	$1,093	$(108)	$985	$(12)	$(221)	$(233)	$(1,081)	$329	$(752)

Condensed Consolidating Statement of Cash Flows
	For the Year Ended December 31, 2013
Condensed Consolidating Statement of Cash Flows	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated
Operating activities:
Net income	$(2,534)	$264	$(3,536)	$3,011	$(2,795)
Adjustments	2,506	833	5,119	(3,016)	5,442
Net change in operating assets and liabilities	(24)	(245)	(817)	—	(1,086)

Net cash provided from (used in) continuing operations	(52)	852	766	(5)	1,561
Net cash used in discontinued operations	—	—	(18)	—	(18)

Net cash provided from (used in) operations	(52)	852	748	(5)	1,543

Investing activities:
Additions to property, plant and mine development	—	(441)	(1,459)	—	(1,900)
Acquisitions, net	—	—	(13)	—	(13)
Sale of marketable securities	—	—	589	—	589
Purchases of marketable securities	—	—	(1)	—	(1)
Proceeds from sale of other assets	—	—	63	—	63
Other	—	—	(51)	—	(51)

Net cash used in investing activities	—	(441)	(872)	—	(1,313)

Financing activities:
Proceeds from debt, net	1,024	—	514	—	1,538
Repayment of debt	(1,024)	—	(126)	—	(1,150)
Net intercompany borrowings (repayments)	661	(325)	(333)	(3)	—
Proceeds from stock issuance, net	2	—	—	—	2
Sale of noncontrolling interests	—	—	32	—	32
Acquisition of noncontrolling interests	—	—	(17)	—	(17)
Dividends paid to noncontrolling interests	—	—	(5)	3	(2)
Dividends paid to common stockholders	(610)	—	(5)	5	(610)
Other	(1)	—	(4)	—	(5)

Net cash provided from (used in) financing activities	52	(325)	56	5	(212)

Effect of exchange rate changes on cash	—	—	(24)	—	(24)

Net change in cash and cash equivalents	—	86	(92)	—	(6)
Cash and cash equivalents at beginning of period	—	342	1,219	—	1,561

Cash and cash equivalents at end of period	$—	$428	$1,127	$—	$1,555

	For the Year Ended December 31, 2012
Condensed Consolidating Statement of Cash Flows	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated
Operating activities:
Net income (loss)	$1,802	$1,287	$1,591	$(2,569)	$2,111
Adjustments	(1,783)	(119)	697	2,555	1,350
Net change in operating assets and liabilities	142	(279)	(936)	—	(1,073)

Net cash provided from (used in) continuing operations	161	889	1,352	(14)	2,388
Net cash used in discontinued operations	—	—	(16)	—	(16)

Net cash provided from (used in) operations	161	889	1,336	(14)	2,372

Investing activities:
Additions to property, plant and mine development	—	(634)	(2,576)	—	(3,210)
Acquisitions, net	—	—	(25)	—	(25)
Sale of marketable securities	—	210	—	—	210
Purchases of marketable securities	—	(220)	—	—	(220)
Proceeds from sale of other assets	—	—	41	—	41
Other	—	—	(60)	—	(60)

Net cash used in investing activities	—	(644)	(2,620)	—	(3,264)

Financing activities:
Proceeds from debt, net	3,345	—	179	—	3,524
Repayment of debt	(1,802)	(164)	(10)	—	(1,976)
Payment of conversion premium on debt	(172)	—	—	—	(172)
Net intercompany borrowings (repayments)	(861)	252	613	(4)	—
Proceeds from stock issuance, net	24	—	—	—	24
Acquisition of noncontrolling interests	—	—	(10)	—	(10)
Dividends paid to noncontrolling interests	—	—	(7)	4	(3)
Dividends paid to common stockholders	(695)	—	(14)	14	(695)
Other	—	(1)	(2)	—	(3)

Net cash provided from (used in) financing activities	(161)	87	749	14	689

Effect of exchange rate changes on cash	—	—	4	—	4

Net change in cash and cash equivalents	—	332	(531)	—	(199)
Cash and cash equivalents at beginning of period	—	10	1,750	—	1,760

Cash and cash equivalents at end of period	$—	$342	$1,219	$—	$1,561

	For the Year Ended December 31, 2011
Condensed Consolidating Statement of Cash Flows	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated
Operating activities:
Net income (loss)	$332	$1,099	$544	$(1,037)	$938
Adjustments	(233)	39	2,193	965	2,964
Net change in operating assets and liabilities	(102)	(14)	(195)	—	(311)

Net cash provided from (used in) continuing operations	(3)	1,124	2,542	(72)	3,591
Net cash used in discontinued operations	—	—	(7)	—	(7)

Net cash provided from (used in) operations	(3)	1,124	2,535	(72)	3,584

Investing activities:
Additions to property, plant and mine development	—	(520)	(2,267)	—	(2,787)
Acquisitions, net	—	—	(2,309)	—	(2,309)
Sale of marketable securities	—	—	81	—	81
Purchases of marketable securities	—	—	(21)	—	(21)
Proceeds from sale of other assets	—	—	9	—	9
Advance to affiliate	—	(2,525)	—	2,525	—
Other	—	—	(40)	—	(40)

Net cash used in investing activities	—	(3,045)	(4,547)	2,525	(5,067)

Financing activities:
Proceeds from debt, net	2,034	—	(23)	—	2,011
Repayment of debt	(2,008)	(253)	(12)	—	(2,273)
Net intercompany borrowings (repayments)	431	(127)	2,259	(2,563)	—
Proceeds from stock issuance, net	40	—	—	—	40
Dividends paid to noncontrolling interests	—	—	(155)	38	(117)
Dividends paid to common stockholders	(494)	—	(72)	72	(494)
Other	—	—	(21)	—	(21)

Net cash provided from (used in) financing activities	3	(380)	1,976	(2,453)	(854)

Effect of exchange rate changes on cash	—	—	41	—	41

Net change in cash and cash equivalents	—	(2,301)	5	—	(2,296)
Cash and cash equivalents at beginning of period	—	2,311	1,745	—	4,056

Cash and cash equivalents at end of period	$—	$10	$1,750	$—	$1,760

	At December 31, 2013
	Newmont Mining Company			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Cash Flows	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised
Operating activities:
Net income (loss)	$(2,462)	$(72)	$(2,534)	$336	$(72)	$264	$(3,444)	$(92)	$(3,536)	$2,854	$157	$3,011
Adjustments	2,434	72	2,506	761	72	833	5,048	71	5,119	(2,859)	(157)	(3,016)
Net change in operating assets and liabilities	(24)	—	(24)	(245)	—	(245)	(838)	21	(817)	—	—	—

Net cash provided from (used in) continuing operations	(52)	—	(52)	852	—	852	766	—	766	(5)	—	(5)
Net cash used in discontinued operations	—	—	—	—	—	—	(18)	—	(18)	—	—	—

Net cash provided from (used in) operations	(52)	—	(52)	852	—	852	748	—	748	(5)	—	(5)

Investing activities:
Additions to property, plant and mine development	—	—	—	(441)	—	(441)	(1,459)	—	(1,459)	—	—	—
Acquisitions, net	—	—	—	—	—	—	(13)	—	(13)	—	—	—
Sale of marketable securities	—	—	—	—	—	—	589	—	589	—	—	—
Purchases of marketable securities	—	—	—	—	—	—	(1)	—	(1)	—	—	—
Proceeds from sale of other assets	—	—	—	—	—	—	63	—	63	—	—	—
Other	—	—	—	—	—	—	(51)	—	(51)	—	—	—

Net cash used in investing activities	—	—	—	(441)	—	(441)	(872)	—	(872)	—	—	—

Financing activities:
Proceeds from debt, net	1,024	—	1,024	—	—	—	514	—	514	—	—	—
Repayment of debt	(1,024)	—	(1,024)	—	—	—	(126)	—	(126)	—	—	—
Net intercompany borrowings (repayments)	661	—	661	(325)	—	(325)	(333)	—	(333)	(3)	—	(3)
Proceeds from stock issuance, net	2	—	2	—	—	—	—	—	—	—	—	—
Sale of noncontrolling interests	—	—	—	—	—	—	32	—	32	—	—	—
Acquisition of noncontrolling interests	—	—	—	—	—	—	(17)	—	(17)	—	—	—
Dividends paid to noncontrolling interests	—	—	—	—	—	—	(5)	—	(5)	3	—	3
Dividends paid to common stockholders	(611)	1	(610)	—	—	—	(5)	—	(5)	5	—	5
Other	—	(1)	(1)	—	—	—	(4)	—	(4)	—	—	—

Net cash provided from (used in) financing activities	52	—	52	(325)	—	(325)	56	—	56	5	—	5

Effect of exchange rate changes on cash	—	—	—	—	—	—	(24)	—	(24)	—	—	—

Net change in cash and cash equivalents	—	—	—	86	—	86	(92)	—	(92)	—	—	—
Cash and cash equivalents at beginning of period	—	—	—	342	—	342	1,219	—	1,219	—	—	—

Cash and cash equivalents at end of period	$—	$—	$—	$428	$—	$428	$1,127	$—	$1,127	$—	$—	$—

	At December 31, 2012
	Newmont Mining Company			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Cash Flows	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised
Operating activities:
Net income (loss)	$1,809	$(7)	$1,802	$1,346	$(59)	$1,287	$1,723	$(132)	$1,591	$(2,760)	$191	$(2,569)
Adjustments	(1,797)	14	(1,783)	(338)	219	(119)	732	(35)	697	2,746	(191)	2,555
Net change in operating assets and liabilities	142	—	142	(245)	(34)	(279)	(970)	34	(936)	—	—	—

Net cash provided from (used in) continuing operations	154	7	161	763	126	889	1,485	(133)	1,352	(14)	—	(14)
Net cash used in discontinued operations	—	—	—	—	—	—	(16)	—	(16)	—	—	—

Net cash provided from (used in) operations	154	7	161	763	126	889	1,469	(133)	1,336	(14)	—	(14)

Investing activities:
Additions to property, plant and mine development	—	—	—	(541)	(93)	(634)	(2,669)	93	(2,576)	—	—	—
Acquisitions, net	—	—	—	—	—	—	(25)	—	(25)	—	—	—
Sale of marketable securities	—	—	—	—	210	210	210	(210)	—	—	—	—
Purchases of marketable securities	—	—	—	—	(220)	(220)	(220)	220	—	—	—	—
Proceeds from sale of other assets	—	—	—	—	—	—	41	—	41	—	—	—
Other	—	—	—	—	—	—	(60)	—	(60)	—	—	—

Net cash used in investing activities	—	—	—	(541)	(103)	(644)	(2,723)	103	(2,620)	—	—	—

Financing activities:
Proceeds from debt, net	3,345	—	3,345	—	—	—	179	—	179	—	—	—
Repayment of debt	(1,802)	—	(1,802)	(164)	—	(164)	(10)	—	(10)	—	—	—
Payment of conversion premium on debt	(172)	—	(172)	—	—	—	—	—	—	—	—	—
Net intercompany borrowings (repayments)	(854)	(7)	(861)	274	(22)	252	580	33	613	—	(4)	(4)
Proceeds from stock issuance, net	24	—	24	—	—	—	—	—	—	—	—	—
Acquisition of noncontrolling interests	—	—	—	—	—	—	(10)	—	(10)	—	—	—
Dividends paid to noncontrolling interests	—	—	—	—	—	—	(3)	(4)	(7)	—	4	4
Dividends paid to common stockholders	(695)	—	(695)	—	—	—	(14)	—	(14)	14	—	14
Other	—	—	—	—	(1)	(1)	(3)	1	(2)	—	—	—

Net cash provided from (used in) financing activities	(154)	(7)	(161)	110	(23)	87	719	30	749	14	—	14

Effect of exchange rate changes on cash	—	—	—	—	—	—	4	—	4	—	—	—

Net change in cash and cash equivalents	—	—	—	332	—	332	(531)	—	(531)	—	—	—
Cash and cash equivalents at beginning of period	—	—	—	10	—	10	1,750	—	1,750	—	—	—

Cash and cash equivalents at end of period	$—	$—	$—	$342	$—	$342	$1,219	$—	$1,219	$—	$—	$—

	At December 31, 2011
	Newmont Mining Company			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Statement of Cash Flows	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised
Operating activities:
Net income (loss)	$366	$(34)	$332	$1,207	$(108)	$1,099	$769	$(225)	$544	$(1,370)	$333	$(1,037)
Adjustments	(301)	68	(233)	(319)	358	39	2,252	(59)	2,193	1,298	(333)	965
Net change in operating assets and liabilities	(102)	—	(102)	14	(28)	(14)	(223)	28	(195)	—	—	—

Net cash provided from (used in) continuing operations	(37)	34	(3)	902	222	1,124	2,798	(256)	2,542	(72)	—	(72)
Net cash used in discontinued operations	—	—	—	—	—	—	(7)	—	(7)	—	—	—

Net cash provided from (used in) operations	(37)	34	(3)	902	222	1,124	2,791	(256)	2,535	(72)	—	(72)

Investing activities:
Additions to property, plant and mine development	—	—	—	(425)	(95)	(520)	(2,362)	95	(2,267)	—	—	—
Acquisitions, net	—	—	—	—	—	—	(2,309)	—	(2,309)	—	—	—
Sale of marketable securities	—	—	—	—	—	—	81	—	81	—	—	—
Purchases of marketable securities	—	—	—	—	—	—	(21)	—	(21)	—	—	—
Proceeds from sale of other assets	—	—	—	—	—	—	9	—	9	—	—	—
Advance to affiliate	—	—	—	(2,525)	—	(2,525)	—	—	—	2,525	—	2,525
Other	—	—	—	—	—	—	(40)	—	(40)	—	—	—

Net cash used in investing activities	—	—	—	(2,950)	(95)	(3,045)	(4,642)	95	(4,547)	2,525	—	2,525

Financing activities:
Proceeds from debt, net	2,034	—	2,034	—	—	—	(23)	—	(23)	—	—	—
Repayment of debt	(2,008)	—	(2,008)	(253)	—	(253)	(12)	—	(12)	—	—	—
Net intercompany borrowings (repayments)	465	(34)	431	—	(127)	(127)	2,094	165	2,259	(2,559)	(4)	(2,563)
Proceeds from stock issuance, net	40	—	40	—	—	—	—	—	—	—	—	—
Dividends paid to noncontrolling interests	—	—	—	—	—	—	(151)	(4)	(155)	34	4	38
Dividends paid to common stockholders	(494)	—	(494)	—	—	—	(72)	—	(72)	72	—	72
Other	—	—	—	—	—	—	(21)	—	(21)	—	—	—

Net cash provided from (used in) financing activities	37	(34)	3	(253)	(127)	(380)	1,815	161	1,976	(2,453)	—	(2,453)

Effect of exchange rate changes on cash	—	—	—	—	—	—	41	—	41	—	—	—

Net change in cash and cash equivalents	—	—	—	(2,301)	—	(2,301)	5	—	5	—	—	—
Cash and cash equivalents at beginning of period	—	—	—	2,311	—	2,311	1,745	—	1,745	—	—	—

Cash and cash equivalents at end of period	$—	$—	$—	$10	$—	$10	$1,750	$—	$1,750	$—	$—	$—

Condensed Consolidating Balance Sheet
	At December 31, 2013
Condensed Consolidating Balance Sheet	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated
Assets
Cash and cash equivalents	$—	$428	$1,127	$—	$1,555
Trade receivables	—	21	209	—	230
Accounts receivable	—	23	229	—	252
Intercompany receivable	1,400	6,089	5,672	(13,161)	—
Investments	22	1	55	—	78
Inventories	—	146	571	—	717
Stockpiles and ore on leach pads	—	358	447	—	805
Deferred income tax assets	3	157	86	—	246
Other current assets	—	73	933	—	1,006

Current assets	1,425	7,296	9,329	(13,161)	4,889
Property, plant and mine development, net	32	3,026	11,263	(44)	14,277
Investments	—	7	432	—	439
Investments in subsidiaries	13,982	5,158	2,807	(21,947)	—
Stockpiles and ore on leach pads	—	512	2,168	—	2,680
Deferred income tax assets	694	466	844	(526)	1,478
Long-term intercompany receivable	3,204	62	367	(3,633)	—
Other long-term assets	46	223	575	—	844

Total assets	$19,383	$16,750	$27,785	$(39,311)	$24,607

Liabilities
Debt	$561	$1	$33	$—	$595
Accounts payable	—	80	398	—	478
Intercompany payable	3,092	5,404	4,665	(13,161)	—
Employee-related benefits	—	175	166	—	341
Income and mining taxes	—	—	13	—	13
Other current liabilities	71	161	1,081	—	1,313

Current liabilities	3,724	5,821	6,356	(13,161)	2,740
Debt	5,556	7	582	—	6,145
Reclamation and remediation liabilities	—	176	1,337	—	1,513
Deferred income tax liabilities	—	23	1,138	(526)	635
Employee-related benefits	5	169	149	—	323
Long-term intercompany payable	196	—	3,481	(3,677)	—
Other long-term liabilities	—	20	322	—	342

Total liabilities	9,481	6,216	13,365	(17,364)	11,698

Equity
Newmont stockholders’ equity	9,902	10,534	9,816	(20,259)	9,993
Noncontrolling interests	—	—	4,604	(1,688)	2,916

Total equity	9,902	10,534	14,420	(21,947)	12,909

Total liabilities and equity	$19,383	$16,750	$27,785	$(39,311)	$24,607

	At December 31, 2012
Condensed Consolidating Balance Sheet	Newmont Mining Corporation	Newmont USA	Other Subsidiaries	Eliminations	Newmont Mining Corporation Consolidated
Assets
Cash and cash equivalents	$—	$342	$1,219	$—	$1,561
Trade receivables	—	57	226	—	283
Accounts receivable	20	10	547	—	577
Intercompany receivable	2,748	6,276	5,465	(14,489)	—
Investments	58	7	21	—	86
Inventories	—	147	649	—	796
Stockpiles and ore on leach pads	—	245	541	—	786
Deferred income tax assets	—	109	153	(67)	195
Other current assets	—	48	1,613	—	1,661

Current assets	2,826	7,241	10,434	(14,556)	5,945
Property, plant and mine development, net	—	2,869	15,178	(37)	18,010
Investments	—	6	1,440	—	1,446
Investments in subsidiaries	16,522	5,427	3,099	(25,048)	—
Stockpiles and ore on leach pads	—	448	2,448	—	2,896
Deferred income tax assets	791	146	608	(1,141)	404
Long-term intercompany receivable	3,907	45	564	(4,516)	—
Other long-term assets	52	172	648	—	872

Total assets	$24,098	$16,354	$34,419	$(45,298)	$29,573

Liabilities
Debt	$—	$—	$10	$—	$10
Accounts payable	—	97	560	—	657
Intercompany payable	3,969	5,240	5,280	(14,489)	—
Employee-related benefits	—	149	190	—	339
Income and mining taxes	—	16	35	—	51
Other current liabilities	71	175	1,838	—	2,084

Current liabilities	4,040	5,677	7,913	(14,489)	3,141
Debt	6,069	1	218	—	6,288
Reclamation and remediation liabilities	—	183	1,274	—	1,457
Deferred income tax liabilities	—	24	2,040	(1,206)	858
Employee-related benefits	5	385	196	—	586
Long-term intercompany	381	—	4,172	(4,553)	—
Other long-term liabilities	—	13	359	—	372

Total liabilities	10,495	6,283	16,172	(20,248)	12,702

Equity
Newmont stockholders’ equity	13,603	10,071	13,208	(23,186)	13,696
Noncontrolling interests	—	—	5,039	(1,864)	3,175

Total equity	13,603	10,071	18,247	(25,050)	16,871

Total liabilities and equity	$24,098	$16,354	$34,419	$(45,298)	$29,573

	At December 31, 2013
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Balance Sheet	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised

Assets
Cash and cash equivalents	$—	$—	$—	$428	$—	$428	$1,127	$—	$1,127	$—	$—	$—
Trade receivables	—	—	—	21	—	21	209	—	209	—	—	—
Accounts receivable	—	—	—	23	—	23	229	—	229	—	—	—
Intercompany receivable	1,400	—	1,400	6,089	—	6,089	5,672	—	5,672	(13,161)	—	(13,161)
Investments	22	—	22	1	—	1	55	—	55	—	—	—
Inventories	—	—	—	146	—	146	571	—	571	—	—	—
Stockpiles and ore on leach pads	—	—	—	358	—	358	425	22	447	—	—	—
Deferred income tax assets	3	—	3	164	(7)	157	86	—	86	—	—	—
Other current assets	—	—	—	73	—	73	933	—	933	—	—	—

Current assets	1,425	—	1,425	7,303	(7)	7,296	9,307	22	9,329	(13,161)	—	(13,161)
Property, plant and mine development, net	32	—	32	3,026	—	3,026	11,263	—	11,263	(44)	—	(44)
Investments	—	—	—	7	—	7	432	—	432	—	—	—
Investments in subsidiaries	14,130	(148)	13,982	5,306	(148)	5,158	2,839	(32)	2,807	(22,275)	328	(21,947)
Stockpiles and ore on leach pads	—	—	—	512	—	512	2,211	(43)	2,168	—	—	—
Deferred income tax assets	694	—	694	459	7	466	980	(136)	844	(526)	—	(526)
Long-term intercompany receivable	3,204	—	3,204	62	—	62	367	—	367	(3,633)	—	(3,633)
Other long-term assets	46	—	46	223	—	223	575	—	575	—	—	—

Total assets	$19,531	$(148)	$19,383	$16,898	$(148)	$16,750	$27,974	$(189)	$27,785	$(39,639)	$328	$(39,311)

Liabilities
Debt	$561	$—	$561	$1	$—	$1	$33	$—	$33	$—	$—	$—
Accounts payable	—	—	—	80	—	80	398	—	398	—	—	—
Intercompany payable	3,092	—	3,092	5,404	—	5,404	4,665	—	4,665	(13,161)	—	(13,161)
Employee-related benefits	—	—	—	175	—	175	166	—	166	—	—	—
Income and mining taxes	—	—	—	—	—	—	13	—	13	—	—	—
Other current liabilities	71	—	71	161	—	161	1,081	—	1,081	—	—	—

Current liabilities	3,724	—	3,724	5,821	—	5,821	6,356	—	6,356	(13,161)	—	(13,161)
Debt	5,556	—	5,556	7	—	7	582	—	582	—	—	—
Reclamation and remediation liabilities	—	—	—	176	—	176	1,337	—	1,337	—	—	—
Deferred income tax liabilities	—	—	—	23	—	23	1,138	—	1,138	(526)	—	(526)
Employee-related benefits	5	—	5	169	—	169	151	(2)	149	—	—	—
Long-term intercompany payable	196	—	196	—	—	—	3,481	—	3,481	(3,677)	—	(3,677)
Other long-term liabilities	—	—	—	20	—	20	322	—	322	—	—	—

Total liabilities	9,481	—	9,481	6,216	—	6,216	13,367	(2)	13,365	(17,364)	—	(17,364)

Equity
Newmont stockholders’ equity	10,050	(148)	9,902	10,682	(148)	10,534	9,991	(175)	9,816	(20,582)	323	(20,259)
Noncontrolling interests	—	—	—	—	—	—	4,616	(12)	4,604	(1,693)	5	(1,688)

Total equity	10,050	(148)	9,902	10,682	(148)	10,534	14,607	(187)	14,420	(22,275)	328	(21,947)

Total liabilities and stockholders’ equity	$19,531	$(148)	$19,383	$16,898	$(148)	$16,750	$27,974	$(189)	$27,785	$(39,639)	$328	$(39,311)

	At December 31, 2012
	Newmont Mining Corporation			Newmont USA			Other Subsidiaries			Eliminations
Condensed Consolidating Balance Sheet	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised	As Previously Presented	Change	As Revised

Assets
Cash and cash equivalents	$—	$—	$—	$342	$—	$342	$1,219	$—	$1,219	$—	$—	$—
Trade receivables	—	—	—	23	34	57	260	(34)	226	—	—	—
Accounts receivable	20	—	20	10	—	10	547	—	547	—	—	—
Intercompany receivable	2,748	—	2,748	7,052	(776)	6,276	5,857	(392)	5,465	(15,657)	1,168	(14,489)
Investments	58	—	58	7	—	7	21	—	21	—	—	—
Inventories	—	—	—	104	43	147	692	(43)	649	—	—	—
Stockpiles and ore on leach pads	—	—	—	215	30	245	571	(30)	541	—	—	—
Deferred income tax assets	—	—	—	109	—	109	153	—	153	(67)	—	(67)
Other current assets	—	—	—	46	2	48	1,615	(2)	1,613	—	—	—

Current assets	2,826	—	2,826	7,908	(667)	7,241	10,935	(501)	10,434	(15,724)	1,168	(14,556)
Property, plant and mine development, net	—	—	—	2,187	682	2,869	15,860	(682)	15,178	(37)	—	(37)
Investments	—	—	—	6	—	6	1,440	—	1,440	—	—	—
Investments in subsidiaries	16,599	(77)	16,522	6,041	(614)	5,427	3,115	(16)	3,099	(25,755)	707	(25,048)
Stockpiles and ore on leach pads	—	—	—	401	47	448	2,495	(47)	2,448	—	—	—
Deferred income tax assets	791	—	791	146	—	146	685	(77)	608	(1,141)	—	(1,141)
Long-term intercompany receivable	3,907	—	3,907	45	—	45	564	—	564	(4,516)	—	(4,516)
Other long-term assets	52	—	52	158	14	172	662	(14)	648	—	—	—

Total assets	$24,175	$(77)	$24,098	$16,892	$(538)	$16,354	$35,756	$(1,337)	$34,419	$(47,173)	$1,875	$(45,298)

Liabilities
Debt	$—	$—	$—	$—	$—	$—	$10	$—	$10	$—	$—	$—
Accounts payable	—	—	—	78	19	97	579	(19)	560	—	—	—
Intercompany payable	3,969	—	3,969	5,743	(503)	5,240	5,945	(665)	5,280	(15,657)	1,168	(14,489)
Employee-related benefits	—	—	—	149	—	149	190	—	190	—	—	—
Income and mining taxes	—	—	—	16	—	16	35	—	35	—	—	—
Other current liabilities	71	—	71	147	28	175	1,866	(28)	1,838	—	—	—

Current liabilities	4,040	—	4,040	6,133	(456)	5,677	8,625	(712)	7,913	(15,657)	1,168	(14,489)
Debt	6,069	—	6,069	1	—	1	218	—	218	—	—	—
Reclamation and remediation liabilities	—	—	—	147	36	183	1,310	(36)	1,274	—	—	—
Deferred income tax liabilities	—	—	—	20	4	24	2,044	(4)	2,040	(1,206)	—	(1,206)
Employee-related benefits	5	—	5	384	1	385	197	(1)	196	—	—	—
Long-term intercompany payable	381	—	381	—	—	—	4,172	—	4,172	(4,553)	—	(4,553)
Other long-term liabilities	—	—	—	11	2	13	361	(2)	359	—	—	—

Total liabilities	10,495	—	10,495	6,696	(413)	6,283	16,927	(755)	16,172	(21,416)	1,168	(20,248)

Equity
Newmont stockholders’ equity	13,680	(77)	13,603	10,196	(125)	10,071	13,782	(574)	13,208	(23,885)	699	(23,186)
Noncontrolling interests	—	—	—	—	—	—	5,047	(8)	5,039	(1,872)	8	(1,864)

Total equity	13,680	(77)	13,603	10,196	(125)	10,071	18,829	(582)	18,247	(25,757)	707	(25,050)

Total liabilities and stockholders’ equity	$24,175	$(77)	$24,098	$16,892	$(538)	$16,354	$35,756	$(1,337)	$34,419	$(47,173)	$1,875	$(45,298)